Presentation of financial statements and significant accounting practices adopted, IFRS 15 Revenue from Contracts with Customers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment [Abstract]
Reversal amount expected credit loss model in accordance with IFRS 9	R$ 2,000
Assets [Abstract]
Deferred income and social contribution taxes	R$ 371,084	R$ (49,755)	R$ 12,604
Impact of Adoption of IFRS 15 [Member]
Revenue from services [Abstract]
Average term of effective receipt of client portfolio	6 months
Discount rate applied to calculate present value of non-current assets and liabilities	8.40%
Average period for services transferred to net revenue line	4 months
Period of measurement of services	30 days
Percentage of value recognized if revenues not billed in subsequent month	3.52%
Measurement period to recognized revenue if not billed in the subsequent period	60 days
Percentage of deferred income tax and social contribution on net impact on shareholders' equity	34.00%
Assets [Abstract]
Public sector customers	R$ (1,943)
Reversal of revenues	(1,948)
Deferred income and social contribution taxes	1,323
Net impact on shareholders' equity	R$ (2,568)